Retirement Plans (Details 3) (USD $)	12 Months Ended
	Dec. 02, 2012 item	Nov. 27, 2011	Nov. 28, 2010
Multi-Employer Benefit Plans
Domestic employees represented by various labour unions with separate collective bargaining agreements (as a percent)	68.00%
Number of employees in domestic manufacturing facilities covered under collective bargaining agreements expiring within one year	859
Number of employees in international manufacturing facilities covered under collective bargaining agreements expiring within one year	486
Estimated withdrawal liability	$ 1,800,000
Maximum
Multi-Employer Benefit Plans
Total contributions for most recent plan year available	5.00%
Red Zone | Maximum
Multi-Employer Benefit Plans
Multi-employer plans funded status (as a percent)	65.00%
Yellow Zone
Multi-Employer Benefit Plans
The time in which a Multi-employer plan is projected to be a credit balance	7 years
Yellow Zone | Maximum
Multi-Employer Benefit Plans
Multi-employer plans funded status (as a percent)	80.00%
Green Zone
Multi-Employer Benefit Plans
The time in which a Multi-employer plan is projected not to be a credit balance	7 years
Green Zone | Minimum
Multi-Employer Benefit Plans
Multi-employer plans funded status (as a percent)	80.00%
Multi-employer retirement plan
Multi-Employer Benefit Plans
Number of domestic manufacturing facilities, employees working at are covered by union sponsored multiemployer plans	10
Expenses recognized for contributions	5,092,000	5,284,000	4,779,000
United Furniture Workers Pension Fund A
Multi-Employer Benefit Plans
Expenses recognized for contributions	1,117,000	1,546,000	890,000
Surcharge (as a percent)	10.00%
Pension Plan of the National Retirement Fund
Multi-Employer Benefit Plans
Expenses recognized for contributions	890,000	927,000	1,039,000
Surcharge (as a percent)	10.00%
Multi-employer health and welfare plan
Multi-Employer Benefit Plans
Number of domestic manufacturing facilities, employees working at are covered by union sponsored multiemployer plans	3
Expenses recognized for contributions	$ 3,098,000	$ 3,089,000	$ 2,755,000